Organization and Summary of Significant Accounting Policies - Fair Value (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Proved oil and gas properties, subject to write down						$ 1,640,147
Fair value of proved oil and gas properties	$ 553,888		$ 553,888		$ 621,343	759,091
Impairment losses	$ 0	$ 0	$ 0	$ 0	$ 0	867,048
Eagleford Properties
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impairment losses						303,312
Adams Baggett Properties
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impairment losses						297,212
Permian Basin Fairway Operations
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impairment losses						99,682
Undeveloped Properties
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impairment losses						$ 166,842